Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes	$ 10,165	$ 10,801